Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Income [Line Items]
Finance income	$ 9,675	$ 9,685	$ 5,517
Sociedad Minera Cerro Verde S.A.A. [Member]
Finance Income [Line Items]
Finance income	10,356	28,089	5,350
Sociedad Minera Cerro Verde S.A.A. [Member] | Special Mining Burden [Member]
Finance Income [Line Items]
Finance income	0	18,574	0
Sociedad Minera Cerro Verde S.A.A. [Member] | Other financial income [Member]
Finance Income [Line Items]
Finance income	$ 10,356	$ 9,515	$ 5,350